TAXATION (Schedule of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
PRC	$ (12,754)	$ (178,658)	$ (23,020)
Non-PRC	(30,736)	(28,427)	(16,770)
Income (loss) from operations before income taxes	$ (43,490)	$ (207,085)	$ (39,790)